SCHEDULE OF OTHER (LOSSES)/GAINS - NET (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Other Lossesgains Including Fair Value Changes On Financial Instruments - Net
Fair value losses on convertible loans				$ (98,754)
Foreign currency exchange (loss)/gain - net		(132,291)	159,253	(170,311)
Written off of intangible asset		(5,350)
Written off of property, plant and equipment		(3,158)
Gain on disposal of investment in an associate		294,236
Fair value on warrant liabilities at inception date (Note 14)				(112,214)
Fair value changes on warrant liabilities (Note 14)	$ (10,202)	(13,119)	138,292	(111,631)
Total	$ 109,120	$ 140,318	$ 297,545	$ (492,910)